Summary of Significant Accounting Policies (Details) - USD ($)	Jan. 31, 2026	Jan. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
Benefits requested before year-end that were paid after year-end	$ 907,467	$ 556,543